SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENT OF ADDITIONAL INFORMATION

DWS Latin America Equity Fund
Effective on or about May 15, 2020, the fund’s Statement of Additional Information is supplemented as follows:
The following disclosure is added for the fund to the “DEFINITIONS” section of Part I of the fund’s Statement of Additional Information.
“Subadvisor” or “IUAM” – Itaú USA Asset Management, Inc., 540 Madison Avenue, 24th Floor, New York, New York 10022.
Scott Piper has been added as a portfolio manager of the fund and, together with Luiz Ribeiro, Danilo Pereira and Marcelo Pinheiro, is responsible for the day-to-day management of the fund.
The following information replaces the existing tables for DWS Latin America Equity Fund in “Part I: Appendix I-D – PORTFOLIO MANAGEMENT” of the fund’s Statement of Additional Information. The information for Scott Piper is as of April 30, 2020, and the information for Luiz Ribeiro, Danilo Pereira and Marcelo Pinheiro is as of May 15, 2020.
DWS Latin America Equity Fund
Name of Portfolio Manager	Dollar Range of Fund Shares Owned	Dollar Range of All DWS Fund Shares Owned
Scott Piper	$0	N/A
Luiz Ribeiro	$0	N/A
Danilo Pereira	$0	N/A
Marcelo Pinheiro	$0	N/A
DWS Latin America Equity Fund
Other SEC Registered Investment Companies Managed:
Name of Portfolio Manager	Number of Registered Investment Companies	Total Assets of Registered Investment Companies	Number of Investment Company Accounts with Performance- Based Fee	Total Assets of Performance-Based Fee Accounts
Scott Piper	0	$0	0	$0
Luiz Ribeiro*	0	$0	0	$0
Danilo Pereira*	0	$0	0	$0
Marcelo Pinheiro*	0	$0	0	$0
DWS Latin America Equity Fund
Other Pooled Investment Vehicles Managed:
Name of Portfolio Manager	Number of Pooled Investment Vehicles	Total Assets of Pooled Investment Vehicles	Number of Pooled Investment Vehicle Accounts with Performance- Based Fee	Total Assets of Performance- Based Fee Accounts
Scott Piper	6	$1,157,752,462	3	$850,317,147
Luiz Ribeiro*	0	$0	0	$0
Danilo Pereira*	0	$0	0	$0
Marcelo Pinheiro*	0	$0	0	$0
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DWS Latin America Equity Fund
Other Accounts Managed:
Name of Portfolio Manager	Number of Other Accounts	Total Assets of Other Accounts	Number of Other Accounts with Performance- Based Fee	Total Assets of Performance- Based Fee Accounts
Scott Piper	0	$0	0	$0
Luiz Ribeiro*	0	$0	0	$0
Danilo Pereira*	0	$0	0	$0
Marcelo Pinheiro*	0	$0	0	$0
* Employed at DWS prior to May 15, 2020. As of May 15, 2020, portfolio manager does not manage any assets other than the fund.
The following disclosure replaces similar existing disclosure for the fund under the “MANAGEMENT OF THE FUNDS” section of Part II of the fund’s Statement of Additional Information.
For DWS Latin America Equity Fund, in rendering investment subadvisory services, the Subadvisor may use the resources of a foreign (non-US) affiliate (the Overseas Affiliate) that is not registered under the Investment Advisers Act of 1940, as amended (the Advisers Act), to provide services to the fund. Under a Participating Affiliates Agreement, the Overseas Affiliate may be considered a Participating Affiliate of IUAM as that term is used in relief granted by the staff of the SEC allowing US-registered advisers to use resources of unregistered advisory affiliates subject to the regulatory supervision of the registered adviser. Each Participating Affiliate and any of their respective employees who provide services to the fund are considered under a Participating Affiliate Agreement to be an “associated person” of the Subadvisor as that term is defined in the Advisers Act for purposes of the Subadvisor’s required supervision. Itaú Unibanco S.A. is a Participating Affiliate of the Subadvisor. Itaú Unibanco S.A. has appointed the Subadvisor to act as its resident agent for service of process in the US.
The following disclosure is added under the “Subadvisors” heading of the “MANAGEMENT OF THE FUNDS” section of Part II of the fund’s Statement of Additional Information.
Itaú USA Asset Management, Inc., 540 Madison Avenue, 24th Floor, New York, New York 10022, a subsidiary of Itaú Unibanco S.A. (a Brazilian publicly quoted bank), serves as Subadvisor to all or a portion of the assets of one or more funds. The Subadvisor is an investment advisor registered with the SEC.
All disclosure and references in the fund’s SAI regarding the DIMA Overseas Affiliates are hereby deleted.
The following disclosure is added to the table under the “Part II: Appendix II-B – PORTFOLIO MANAGEMENT COMPENSATION” section of Part II of the fund’s Statement of Additional Information.
For funds advised by Itaú USA Asset Management, Inc. (IUAM).
Compensation
The compensation for IUAM’s portfolio managers is based on the competitive marketplace and consists of a fixed base salary plus a variable annual incentive bonus award. The fixed base salary is the largest component of individual compensation for most Itaú investment management employees.
Bonuses are paid annually and in cash for most professionals. A deferred compensation scheme for a portion of bonuses above a certain level is in place. This deferral is for a three-year period, with every year vesting 1/3 of the retained amount. Itaú also has a stock option plan in place for certain key professionals. Any compensation received under the stock plan is additional to the annual bonus each investment professional receives.
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The annual bonus award is discretionary and is based on a quantitative and qualitative evaluation of each portfolio manager’s investment performance and contribution to his or her respective team plus the financial performance of the asset management unit, and of Itaú Unibanco, S.A. as a whole. The annual bonus award is not based on the amount of assets held in the funds. Moreover, no material differences exist between the compensation structure for fund accounts and other types of accounts that may be managed by Itaú’s investment professionals.
Conflicts
IUAM has adopted and instituted policies and procedures that it believes are reasonably designed to mitigate potential conflicts of interest.
IUAM manages client accounts consistent with applicable law and follows its own policies and procedures that are reasonably designed to treat clients fairly and to prevent any client or group of clients from being systematically favored or disadvantaged. IUAM’s portfolio managers generally seek to minimize any risk of conflicts of interest by aligning investment management teams by discipline and/or strategy and by employing similar investment models or strategies across multiple institutional mandates. IUAM seeks to ensure that it will place client transactions with appropriate care and diligence, including seeking best execution, treating all clients fairly, and disclosing all material conflicts of interest.
IUAM acknowledges that actual or potential conflicts of interest may arise in situations where a portfolio manager or team may manage multiple institutional mandates. IUAM’s portfolio managers are often responsible for managing one or more funds, as well as other client accounts, including mutual funds, separate accounts, and other pooled investment vehicles. A portfolio manager may manage various client accounts that may have materially higher or lower fee arrangements than the funds. The side-by-side management of these accounts may raise potential conflicts of interest relating to cross trading, the competition for the same assets, the allocation of investment opportunities, and the aggregation and allocation of trades.
In addition, while portfolio managers generally only manage accounts with similar investment strategies, it is possible that due to varying investment restrictions among accounts that certain investments are made for some accounts and not others or that conflicting investment positions could be taken among accounts. Some portfolio managers may be dual officers of one or more Itaú affiliates and undertake investment advisory duties for the affiliates.
The portfolio managers have a responsibility to manage all client accounts in a fair and equitable manner. IUAM seeks to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, IUAM has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management.
From time to time securities to be sold on behalf of a client may be suitable for purchase by another client. In such instances, if IUAM determines in good faith that the transaction is in the best interest of each client, it may arrange for the securities to be crossed between client accounts at an independently determined fair market value and in compliance with the 1940 Act, if applicable. Cross-trades present conflicts of interest, as there may be an incentive for IUAM to favor one client to the disadvantage of another. Cross-trades are only effected as permitted under applicable law and regulation and consistent with the client’s guidelines, with any restrictions. IUAM conducts periodic reviews of trades for consistency with these policies.
Receipt of research from brokers who execute client transactions involves conflicts of interest. To the extent that IUAM or its affiliates utilize commissions to obtain research services for IUAM’s use, it will receive a benefit as it will not have to pay for the research, products or services itself. IUAM may, therefore, have an incentive to select or recommend a broker-dealer based on its interest in receiving research rather than in obtaining the lowest commission rate on the transaction. IUAM may also obtain research services from brokerage commissions incurred by client accounts that may not directly benefit such client accounts. Similarly, clients may benefit from research even if trades placed on their behalf did not contribute to the compensation of the broker-dealer providing such research. IUAM does not seek to allocate research services to client accounts proportionately to the commissions that the client accounts generate.
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The following disclosure is added under the “Fees payable to Subadvisors by DIMA for subadvisory services” section of the “Part II: Appendix II-C – CONTRACTUAL FEE RATES OF SERVICE PROVIDERS” section of Part II of the fund’s Statement of Additional Information.
For DWS Latin America Equity Fund, DIMA pays IUAM a subadvisory fee of 50%, after the effect of waivers, of the management fee payable to DIMA pursuant to the Investment Management Agreement, as in effect from time to time.
Please Retain This Supplement for Future Reference
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